Balance Sheet (USD $)	Jun. 30, 2013	Dec. 31, 2012
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 123,652	$ 25,418
Assets, Current	123,652	25,418
Website development costs, net of accumulated amortization of $3,333 and $1,583, respectively	28,673	7,167
Assets	152,325	32,585
Liabilities, Current
Accounts payable	16,167	18,147
Accrued expenses	82,932	73,247
Convertible notes payable - shareholder	91,417	27,336
Notes payable - shareholder	9,000	7,500
Deferred Revenue	2,068	1,771
Due to shareholder	148,326	188,796
Derivative Instruments and Hedges, Liabilities	634,219	234,599
Liabilities, Current	984,129	551,396
Liabilities	984,129	551,396
Common stock, $0.00001 par value, 2,900,000,000 shares authorized; 490,508,674 and 190,681,078 shares issued and outstanding, respectively	4,905	1,907
Additional Paid in Capital	5,997,594	2,595,493
Accumulated Deficit	(6,834,303)	(3,116,211)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(831,804)	(518,811)
Total liabilities and stockholders' deficit	$ 152,325	$ 32,585